Employee Benefits (Schedule Of Changes In Defined Benefit Obligations And Fair Value Of Plan Assets) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Current service cost	€ 1,565
Interest on obligation	962
Expected return on plan assets	(673)
Front-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance January 1	8,805	6,560
Current service cost	664	629	675
Interest on obligation	107	139	154
Actuarial losses (gains)	(53)	795
Benefits paid	(176)	(819)
Curtailment and settlement	(630)
Foreign currency translation effect	768	1,502
Balance December 31	9,485	8,805	6,560
Balance January 1	3,189	2,119
Expected return on plan assets	103	77	98
Actuarial (gains) losses	(219)	658
Company contribution	852	647
Foreign currency translation effect	342	507
Balance December 31	4,090	3,189	2,119
Back-End [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation assumed in acquisition of SEAS	22,305
Current service cost	1,502
Interest on obligation	898
Actuarial losses (gains)	(2,662)
Benefits paid	(26)
Transfers	(65)
Contribution participants	89
Foreign currency translation effect	262
Balance December 31	22,303
Fair value of plan assets at completion date of acquisition of SEAS	22,199
Expected return on plan assets	673
Actuarial (gains) losses	(1,646)
Foreign currency translation effect	50
Balance December 31	21,364
Other Post-Employment Benefit Plans ASMPT [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance January 1	1,470
Current service cost	63
Interest on obligation	65
Actuarial losses (gains)	(174)
Benefits paid	(18)
Foreign currency translation effect	9
Balance December 31	€ 1,414